Other Expenses Interest Expense [Member] Expense Example - Overlay B Portfolio	Sep. 30, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,220
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	$ 1,056